Partners' Capital and Partnership Distributions	6 Months Ended
Jun. 30, 2013
Partners' Capital and Partnership Distributions
Partners' Capital and Partnership Distributions

(9) Partners' Capital and Partnership Distributions

        The Partnership had two types of partnership interests outstanding at June 30, 2013:

  •
  common units; and

  •
  a general partner interest, which is not entitled to any distributions, and which is held by the general partner.

        At June 30, 2013, the Partnership had a total of 147,600,000 common units issued and outstanding, of which 104,790,764 common units were owned by CVR Refining Holdings, a wholly-owned subsidiary of CVR Energy, representing approximately 71% of the total Partnership units outstanding.

        The board of directors of the Partnership's general partner has adopted a policy for the Partnership to distribute all available cash generated on a quarterly basis. Cash distributions will be made to the common unitholders of record on the applicable record date, generally within 60 days after the end of each quarter. Available cash for each quarter will be determined by the board of directors of the general partner following the end of such quarter. Available cash for each quarter will generally equal Adjusted EBITDA reduced for cash needed for debt service, reserves for environmental and maintenance capital expenditures, reserves for future major scheduled turnaround expenses and, to the extent applicable, reserves for future operating or capital needs that the board of directors of our general partner deems necessary or appropriate, if any. Available cash for distributions may be increased by previously established cash reserves, if any, at the discretion of the board of directors of our general partner.

        On May 17, 2013, the Partnership paid a cash distribution to the Partnership's unitholders of record at the close of business on May 10, 2013 for the first quarter of 2013 in the amount of $1.58 per unit, or $233.2 million in aggregate. This distribution was adjusted to exclude the period from January 1, 2013 through January 22, 2013 (the period preceding the closing of the Initial Public Offering).